Fees Summary	Sep. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,308,000
Previously Paid Amount	0.00
Total Fee Amount	812.65
Total Offset Amount	0.00
Net Fee	812.65
Narrative - Max Aggregate Offering Price	$ 5,308,000
Final Prospectus	true